Transamerica JPMorgan Asset Allocation - Moderate VP

SCHEDULE OF INVESTMENTS
At September 30, 2024
(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 98.3%
International Alternative Funds - 1.1%
Transamerica Global Allocation Liquidating Trust (A)(B)(C)(D)	6,235	$ 7,495
Transamerica Unconstrained Bond (B)	6,163,962	54,982,541
		54,990,036
International Equity Funds - 10.9%
Transamerica BlackRock Real Estate Securities VP (B)	9,998,196	105,980,881
Transamerica Emerging Markets Opportunities (B)	1,762,612	15,052,710
Transamerica International Equity (B)	7,496,752	169,426,588
Transamerica International Focus (B)	13,602,767	114,535,294
Transamerica International Small Cap Value (B)	9,549,027	154,980,702
		559,976,175
International Mixed Allocation Fund - 18.0%
Transamerica Aegon Bond VP (B)	94,480,217	919,292,513
U.S. Equity Funds - 39.1%
Transamerica Janus Mid-Cap Growth VP (B)	424,569	14,125,422
Transamerica JPMorgan Enhanced Index VP (B)	34,318,206	966,057,493
Transamerica Large Cap Value (B)	22,890,374	343,355,603
Transamerica Mid Cap Growth (A)(B)	57,683	586,641
Transamerica Mid Cap Value Opportunities (B)	1,164,339	13,843,988
Transamerica Small Cap Value (B)	28,949	183,248
Transamerica T. Rowe Price Small Cap VP (B)	53,834	684,763
Transamerica WMC US Growth VP (B)	16,492,869	660,209,545
		1,999,046,703
U.S. Fixed Income Funds - 29.2%
Transamerica Core Bond (B)	82,958,875	731,697,277
	Shares	Value
INVESTMENT COMPANIES (continued)
U.S. Fixed Income Funds (continued)
Transamerica Floating Rate (B)	5,797,045	$ 52,289,350
Transamerica High Yield Bond (B)	52,277,740	433,905,240
Transamerica Long Credit (B)	27,512,071	275,946,067
		1,493,837,934
Total Investment Companies (Cost $4,622,499,956)		5,027,143,361

	Principal	Value
U.S. GOVERNMENT OBLIGATION - 1.1%
U.S. Treasury - 1.1%
U.S. Treasury Notes
4.13%, 01/31/2025 (E)	$ 59,313,900	59,214,271
Total U.S. Government Obligation (Cost $59,110,017)		59,214,271
REPURCHASE AGREEMENT - 0.6%
Fixed Income Clearing Corp., 2.10% (F), dated 09/30/2024, to be repurchased at $32,299,098 on 10/01/2024. Collateralized by a U.S. Government Obligation, 4.88%, due 04/30/2026, and with a value of $32,943,184.	32,297,214	32,297,214
Total Repurchase Agreement (Cost $32,297,214)		32,297,214
Total Investments (Cost $4,713,907,187)		5,118,654,846
Net Other Assets (Liabilities) - (0.0)% (G)		(2,392,049)
Net Assets - 100.0%		$ 5,116,262,797
FUTURES CONTRACTS:

Long Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
2-Year U.S. Treasury Notes	1,775	12/31/2024	$370,049,359	$369,629,884	$—	$(419,475)
5-Year U.S. Treasury Notes	4,140	12/31/2024	453,208,850	454,914,846	1,705,996	—
10-Year Canada Government Bonds	2,317	12/18/2024	213,285,676	214,165,529	879,853	—
CAD Currency	769	12/17/2024	56,819,555	56,975,210	155,655	—
CHF Currency	265	12/16/2024	39,482,066	39,453,531	—	(28,535)
E-Mini Russell 2000® Index	873	12/20/2024	96,309,604	98,177,580	1,867,976	—
Hong Kong Hang Seng Index	845	10/30/2024	110,081,104	115,643,536	5,562,432	—
JPY Currency	1,035	12/16/2024	93,236,766	90,957,093	—	(2,279,673)
MSCI EAFE Index	1,184	12/20/2024	144,453,920	147,277,760	2,823,840	—
MSCI Emerging Markets Index	5,504	12/20/2024	309,819,775	322,727,040	12,907,265	—
S&P/TSX 60 Index	297	12/19/2024	62,461,659	63,438,471	976,812	—
TOPIX Index	280	12/12/2024	53,101,200	51,577,665	—	(1,523,535)
Total					$26,879,829	$(4,251,218)
Transamerica Series Trust

Transamerica JPMorgan Asset Allocation - Moderate VP

SCHEDULE OF INVESTMENTS (continued)
At September 30, 2024
(unaudited)
FUTURES CONTRACTS (continued):

Short Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
10-Year U.S. Treasury Notes	(1,405)	12/19/2024	$(160,836,619)	$(160,565,156)	$271,463	$—
10-Year U.S. Treasury Ultra Notes	(2,711)	12/19/2024	(320,682,869)	(320,702,828)	—	(19,959)
EUR Currency	(1,162)	12/16/2024	(161,829,498)	(162,193,412)	—	(363,914)
FTSE 100 Index	(560)	12/20/2024	(62,469,053)	(62,055,347)	413,706	—
GBP Currency	(254)	12/16/2024	(20,871,780)	(21,231,225)	—	(359,445)
S&P 500® E-Mini Index	(700)	12/20/2024	(199,156,932)	(203,498,750)	—	(4,341,818)
S&P/ASX 200 Index	(364)	12/19/2024	(51,704,083)	(52,255,426)	—	(551,343)
U.S. Treasury Ultra Bonds	(289)	12/19/2024	(39,087,724)	(38,464,094)	623,630	—
Total					$1,308,799	$(5,636,479)
Total Futures Contracts					$28,188,628	$(9,887,697)
INVESTMENT VALUATION:

Valuation Inputs (H)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Investment Companies	$5,027,135,866	$—	$—	$5,027,135,866
U.S. Government Obligation	—	59,214,271	—	59,214,271
Repurchase Agreement	—	32,297,214	—	32,297,214
Total	$5,027,135,866	$91,511,485	$—	$5,118,647,351
Investment Companies Measured at Net Asset Value (C)				7,495
Total Investments				$5,118,654,846
Other Financial Instruments
Futures Contracts (I)	$28,188,628	$—	$—	$28,188,628
Total Other Financial Instruments	$28,188,628	$—	$—	$28,188,628
LIABILITIES
Other Financial Instruments
Futures Contracts (I)	$(9,887,697)	$—	$—	$(9,887,697)
Total Other Financial Instruments	$(9,887,697)	$—	$—	$(9,887,697)
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
(A)	Non-income producing security.
(B)
Affiliated investment in the Class I2 shares of funds within Transamerica Funds, and a liquidating trust of a former Transamerica Fund and/or affiliated investment in the Initial Class shares of funds within Transamerica Series Trust. The Portfolio’s transactions and earnings from these underlying funds are as follows:

Affiliated Investments	Value December 31, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value September 30, 2024	Shares as of September 30, 2024	Dividend Income	Net Capital Gain Distributions
Transamerica Aegon Bond VP	$996,287,876	$37,872,091	$(119,622,402)	$(21,593,280)	$26,348,228	$919,292,513	94,480,217	$37,872,091	$—
Transamerica BlackRock Real Estate Securities VP	13,495,684	89,115,651	—	—	3,369,546	105,980,881	9,998,196	2,098,651	—
Transamerica Core Bond	910,433,971	27,059,021	(210,772,179)	(42,701,010)	47,677,474	731,697,277	82,958,875	27,059,021	—
Transamerica Emerging Markets Opportunities	120,980,906	—	(114,291,000)	(46,321,617)	54,684,421	15,052,710	1,762,612	—	—
Transamerica Floating Rate	49,272,785	3,241,465	—	—	(224,900)	52,289,350	5,797,045	3,241,465	—
Transamerica Series Trust

Transamerica JPMorgan Asset Allocation - Moderate VP

SCHEDULE OF INVESTMENTS (continued)
At September 30, 2024
(unaudited)
FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):
Affiliated Investments	Value December 31, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value September 30, 2024	Shares as of September 30, 2024	Dividend Income	Net Capital Gain Distributions
Transamerica Global Allocation Liquidating Trust	$7,752	$—	$—	$—	$(257)	$7,495	6,235	$—	$—
Transamerica High Yield Bond	425,857,676	20,927,606	(22,810,420)	393,824	9,536,554	433,905,240	52,277,740	20,927,606	—
Transamerica International Equity	117,873,642	53,308,749	(15,209,710)	633,059	12,820,848	169,426,588	7,496,752	—	—
Transamerica International Focus	160,181,347	86,417,620	(136,198,937)	3,903,199	232,065	114,535,294	13,602,767	—	—
Transamerica International Small Cap Value	112,301,185	25,421,700	—	—	17,257,817	154,980,702	9,549,027	—	—
Transamerica Janus Mid- Cap Growth VP	71,479,084	808,049	(61,796,708)	(13,664,110)	17,299,107	14,125,422	424,569	25,831	782,218
Transamerica JPMorgan Enhanced Index VP	734,013,948	120,225,247	(17,786,645)	4,581,064	125,023,879	966,057,493	34,318,206	7,357,359	28,492,024
Transamerica Large Cap Value	340,552,408	28,474,058	(76,616,020)	9,976,084	40,969,073	343,355,603	22,890,374	2,714,357	—
Transamerica Long Credit	187,598,192	86,239,974	—	—	2,107,901	275,946,067	27,512,071	9,795,984	—
Transamerica Mid Cap Growth	143,753,432	—	(148,140,731)	(27,833,421)	32,807,361	586,641	57,683	—	—
Transamerica Mid Cap Value Opportunities	69,940,925	—	(57,872,848)	1,498,585	277,326	13,843,988	1,164,339	—	—
Transamerica Small Cap Value	15,331,914	—	(14,681,829)	203,684	(670,521)	183,248	28,949	—	—
Transamerica T. Rowe Price Small Cap VP	15,204,551	23,384	(14,907,736)	997,594	(633,030)	684,763	53,834	—	23,384
Transamerica TSW Mid Cap Value Opportunities VP	12,921,278	—	(13,309,027)	66,804	320,945	—	—	—	—
Transamerica Unconstrained Bond	154,266,694	5,745,725	(104,099,155)	385,636	(1,316,359)	54,982,541	6,163,962	5,510,041	—
Transamerica WMC US Growth VP	420,660,137	240,355,749	(54,850,900)	(3,789,092)	57,833,651	660,209,545	16,492,869	819,668	61,629,966
Total	$5,072,415,387	$825,236,089	$(1,182,966,247)	$(133,262,997)	$445,721,129	$5,027,143,361	387,036,322	$117,422,074	$90,927,592

(C)
Certain investments are measured at fair value using the net asset value per share, or its equivalent, practical expedient and have not been classified in the fair value levels. The fair value amount presented is intended to permit reconciliation to the Total Investments amount presented within the
Schedule of Investments.

(D)	Restricted security. At September 30, 2024, the total value of such securities held by the Portfolio is as follows:

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Investment Companies	Transamerica Global Allocation Liquidating Trust	07/31/2014	$64,152	$7,495	0.0%(G)

(E)	All or a portion of the security has been segregated by the custodian as collateral to cover margin requirements for open futures contracts. The total value of the securities is $59,214,271.
(F)	Rate disclosed reflects the yield at September 30, 2024.
(G)	Percentage rounds to less than 0.1% or (0.1)%.
(H)
There were no transfers in or out of Level 3 during the period ended September 30, 2024. Please reference the Investment Valuation section of the
Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.

(I)	Derivative instruments are valued at unrealized appreciation (depreciation).
CURRENCY ABBREVIATION(S):
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
Transamerica Series Trust

Transamerica JPMorgan Asset Allocation - Moderate VP

SCHEDULE OF INVESTMENTS (continued)
At September 30, 2024
(unaudited)
PORTFOLIO ABBREVIATION(S):
EAFE	Europe, Australasia and Far East
FTSE	Financial Times Stock Exchange
TOPIX	Tokyo Price Index
TSX	Toronto Stock Exchange
Transamerica Series Trust

Transamerica JPMorgan Asset Allocation - Moderate VP

NOTES TO SCHEDULE OF INVESTMENTS
At September 30, 2024
(unaudited)
INVESTMENT VALUATION
Transamerica JPMorgan Asset Allocation - Moderate VP (the "Portfolio") is a series of the Transamerica Series Trust.
Transamerica Asset Management, Inc. (“TAM”) has been designated as the Portfolio's valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, with responsibility for fair valuation subject to oversight by the Portfolio's Board of Trustees. The net asset value of the Portfolio is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Portfolio's investments and derivative instruments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio's investments at September 30, 2024, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Investment companies: Certain investment companies are valued at the NAV as the practical expedient. These investment companies are not included within the fair value hierarchy. Certain other investment companies are valued at the actively traded NAV and no valuation adjustments are applied. These investment companies are categorized in Level 1 of the fair value hierarchy.
U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.
Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.
Restricted securities: Restricted securities for which quotations are not readily available are valued at fair value. Restricted securities issued by publicly traded companies are generally valued at a discount to similar publicly traded securities. Restricted securities issued by
Transamerica Series Trust

Transamerica JPMorgan Asset Allocation - Moderate VP

NOTES TO SCHEDULE OF INVESTMENTS (continued)
At September 30, 2024
(unaudited)
nonpublic entities may be valued by reference to comparable public entities and/or fundamental data relating to the issuer. Depending on the relative significance of observable valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.
Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter ("OTC") derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties' creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Portfolio using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.
Transamerica Series Trust